Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STEWARD FUNDS, INC.
on behalf of its series
Steward Small Cap Growth Fund
(the “Fund”)
Supplement dated February 25, 2022 to the Fund’s Currently Effective Prospectus
dated November 15, 2021
This Supplement reports the following changes to information in the Fund’s Prospectus dated November 15, 2021.
A.	Effective immediately, the following information replaces the first paragraph under “Principal Investment Strategies” in the Fund’s summary section of the Prospectus:
The Fund’s principal investment strategy is to invest in a portfolio of small-cap growth securities, subject to the limitations of the Fund’s values-based screening policies (see “Values-based Screens” below). Under normal market conditions, the Fund invests at least 80% of its assets in securities of small-cap companies.* Small-cap companies are defined as those with market capitalizations no larger than the largest capitalized issuer included in the Fund’s benchmark index from time to time, which, as of January 31, 2022, had a market capitalization of $10.128 billion. The Fund’s benchmark index is a widely recognized broad-based small-cap growth index and is the same index identified in the “Performance” section below.
B.	Effective immediately, the following information replaces the existing similar disclosure contained under “Performance” in the Fund’s summary section of the Prospectus:
The performance information for the Fund is not provided because the Fund had not commenced operations as of the date of this Prospectus and does not have a full calendar year of performance as of the date of this Prospectus. When available, performance information will be accessible on the Fund’s website at www.stewardfunds.com or by calling 1‑888‑845‑6910. In addition, the performance information will include the returns of a benchmark index, the Russell 2000® Growth Index. Past performance is not an indication of how the Fund will perform in the future.

Steward Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STEWARD FUNDS, INC.
on behalf of its series
Steward Small Cap Growth Fund
(the “Fund”)
Supplement dated February 25, 2022 to the Fund’s Currently Effective Prospectus
dated November 15, 2021
This Supplement reports the following changes to information in the Fund’s Prospectus dated November 15, 2021.
A.	Effective immediately, the following information replaces the first paragraph under “Principal Investment Strategies” in the Fund’s summary section of the Prospectus:
The Fund’s principal investment strategy is to invest in a portfolio of small-cap growth securities, subject to the limitations of the Fund’s values-based screening policies (see “Values-based Screens” below). Under normal market conditions, the Fund invests at least 80% of its assets in securities of small-cap companies.* Small-cap companies are defined as those with market capitalizations no larger than the largest capitalized issuer included in the Fund’s benchmark index from time to time, which, as of January 31, 2022, had a market capitalization of $10.128 billion. The Fund’s benchmark index is a widely recognized broad-based small-cap growth index and is the same index identified in the “Performance” section below.
B.	Effective immediately, the following information replaces the existing similar disclosure contained under “Performance” in the Fund’s summary section of the Prospectus:
The performance information for the Fund is not provided because the Fund had not commenced operations as of the date of this Prospectus and does not have a full calendar year of performance as of the date of this Prospectus. When available, performance information will be accessible on the Fund’s website at www.stewardfunds.com or by calling 1‑888‑845‑6910. In addition, the performance information will include the returns of a benchmark index, the Russell 2000® Growth Index. Past performance is not an indication of how the Fund will perform in the future.